UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
702 King Farm Blvd, Suite 200, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)
Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer
702 King Farm Blvd, Suite 200 Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100
Date of fiscal year end: September 30
Date of reporting period: December 31, 2017

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	5,007,183	$5,007,183
Total Money Market Fund
(Cost $5,007,183)		5,007,183
	Face
	Amount~
CORPORATE BONDS†† - 31.7%
Financial - 25.3%
JPMorgan Chase & Co.
2.50% (3 Month USD LIBOR + 0.84%) due 03/22/19[2]	5,400,000	5,440,269
Royal Bank of Canada
2.07% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	5,400,000	5,434,909
National Bank of Canada
2.41% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	5,400,000	5,434,420
Fifth Third Bank
2.35% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	5,400,000	5,422,515
US Bank North America
1.95% (3 Month USD LIBOR + 0.58%) due 01/29/18[2]	5,400,000	5,400,000
Santander UK plc
3.05% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	5,300,000	5,378,831
Morgan Stanley
2.75% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	5,300,000	5,360,020
UBS Group Funding Switzerland AG
3.14% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	3,200,000	3,320,717
3.11% (3 Month USD LIBOR + 1.44%) due 09/24/20[2,3]	1,100,000	1,124,314
Australia & New Zealand Banking Group Ltd.
2.33% (3 Month USD LIBOR + 0.66%) due 09/23/19[2,3]	4,000,000	4,031,536
2.47% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	300,000	304,748
Credit Agricole S.A.
2.51% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	4,250,000	4,310,444
Goldman Sachs Group, Inc.
2.58% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	1,790,000	1,795,333
2.40% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	1,400,000	1,405,152
3.23% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,050,000	1,086,792
Sumitomo Mitsui Trust Bank Ltd.
2.26% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	4,100,000	4,134,771
2.05% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	150,000	149,957
	Face
	Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Financial - 25.3% (continued)
Citigroup, Inc.
2.14% (3 Month USD LIBOR + 0.79%) due 01/10/20[2]	4,000,000	$4,023,780
3.07% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	250,000	255,909
Huntington National Bank
2.05% (3 Month USD LIBOR + 0.51%) due 03/10/20[2]	4,250,000	4,269,831
Citizens Bank North America/Providence RI
2.03% (3 Month USD LIBOR + 0.54%) due 03/02/20[2]	4,250,000	4,258,332
Capital One Financial Corp.
1.83% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	4,200,000	4,198,678
Station Place Securitization Trust
2.45% (1 Month USD LIBOR + 0.90%) due 02/25/49[2,3]	4,133,333	4,134,871
BNZ International Funding Ltd.
2.14% (3 Month USD LIBOR + 0.70%) due 02/21/20[2,3]	4,050,000	4,072,722
Sumitomo Mitsui Financial Group, Inc.
3.22% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,950,000	2,016,572
2.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,150,000	1,169,685
Mitsubishi UFJ Financial Group, Inc.
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	3,000,000	3,120,903
AvalonBay Communities, Inc.
1.85% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	2,050,000	2,051,440
Mizuho Financial Group, Inc.
2.70% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	1,850,000	1,880,102
Synchrony Financial
2.61% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	1,800,000	1,825,332
Bank of America Corp.
2.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	800,000	803,802
2.28% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	3,500,000	3,520,491
Total Financial		101,137,178
Communications - 3.0%
AT&T, Inc.
2.62% (3 Month USD LIBOR + 0.93%) due 06/30/20[2]	4,100,000	4,148,930
Deutsche Telekom International Finance BV
1.93% (3 Month USD LIBOR + 0.58%) due 01/17/20[2,3]	4,100,000	4,110,580
Verizon Communications, Inc.
2.00% (3 Month USD LIBOR + 0.55%) due 05/22/20[2]	3,200,000	3,218,606

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 31.7% (continued)
Communications - 3.0% (continued)
Discovery Communications LLC
2.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	300,000	$301,659
Total Communications		11,779,775
Consumer, Non-cyclical - 2.5%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	4,250,000	4,251,898
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	3,050,000	3,057,663
Allergan Funding SCS
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	2,650,000	2,688,364
Total Consumer, Non-cyclical		9,997,925
Energy - 0.9%
Equities Corp.
2.10% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	2,200,000	2,204,664
Phillips 66
2.01% (3 Month USD LIBOR + 0.65%) due 04/15/19[2]	1,250,000	1,250,728
Total Energy		3,455,392
Total Corporate Bonds
(Cost $125,787,220)		126,370,270
ASSET-BACKED SECURITIES†† - 29.2%
Collateralized Loan Obligations - 29.1%
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[2,3]	8,700,000	8,701,591
TICP CLO II Ltd.
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	8,600,000	8,621,602
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	8,400,000	8,414,565
Flagship CLO
2017-8A, 2.61% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	8,100,000	8,140,177
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	7,442,997	7,487,948
Seneca Park CLO Limited
2017-1A, 2.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	6,500,000	6,505,697
Lime Street CLO Ltd.
2007-1A, 2.58% (3 Month USD LIBOR + 0.95%) due 06/20/21[2,3]	6,000,000	5,995,495
	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.2% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	5,100,000	$5,113,702
Golub Capital Partners CLO Ltd.
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	5,000,000	5,006,147
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	4,857,152	4,857,500
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,400,000	4,391,974
OHA Loan Funding Ltd.
2017-1A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,300,000	4,299,128
NewMark Capital Funding CLO Ltd.
2013-1A, 2.61% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	4,178,656	4,184,175
Vibrant CLO III Ltd.
2016-3A, 2.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	4,100,000	4,143,879
Steele Creek CLO Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.33%) due 08/21/26[2,3]	4,100,000	4,119,238
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	4,000,000	4,010,197
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR +0. 83%) due 11/17/27[2,3]	4,000,000	3,999,424
Cent CLO LP
2017-21A, 2.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,800,000	3,810,448
KVK CLO Ltd.
2017-1A, 2.72% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,400,000	2,406,367

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,100,000	2,097,230

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 29.2% (continued)
Collateralized Loan Obligations - 29.1% (continued)
Fortress Credit BSL II Ltd.
2017-2A, 2.51% (3 Month USD LIBOR + 1.15%) due 10/19/25[2,3]	2,000,000	$2,005,863
CIFC Funding Ltd.
2017-3A, 2.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,002,043
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,997,805
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	1,997,623
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.97% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	2,000,000	1,968,152
Total Collateralized Loan Obligations		116,277,970
Automotive - 0.1%
CarMax Auto Owner Trust
2016-2, 1.95% (1 Month USD LIBOR + 0.47%) due 06/17/19[2]	293,491	293,668
Total Asset-Backed Securities
(Cost $116,099,050)		116,571,638
FOREIGN GOVERNMENT DEBT†† - 17.9%
Government of Japan
due 01/22/18[6]	JPY 1,485,000,000	13,179,251
Republic of France
due 01/17/18[6]	EUR 8,480,000	10,177,048
due 01/31/18[6]	EUR 920,000	1,104,447
due 01/10/18[6]	EUR 920,000	1,102,687
Total Republic of France		12,384,182
Kingdom of Hungary
due 02/21/18[6]	HUF 2,027,000,000	7,826,134
due 03/14/18[6]	HUF 251,000,000	969,040
Total Kingdom of Hungary		8,795,174
Kingdom of Sweden
due 01/17/18[6]	SEK 72,000,000	8,780,307
Republic of Portugal
due 01/19/18[6]	EUR 7,210,000	8,651,697
Kingdom of Spain
due 01/19/18[6]	EUR 7,180,000	8,616,681
Republic of Italy
due 01/31/18[6]	EUR 7,100,000	8,521,218
Government of United Kingdom
due 01/02/18[6]	GBP 1,320,000	1,782,074

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 17.9% (continued)
State of Israel
due 01/31/18[6]	ILS 2,900,000	$866,641
Total Foreign Government Debt
(Cost $70,567,064)		71,577,225
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4%
Residential Mortgage Backed Securities - 7.4%
CSMC Series
2014-7R, 1.48% (WAC) due 10/27/36[2,3]	5,969,064	5,899,630
2014-2R, 1.53% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	4,735,477	4,461,271
2014-7R, 1.49% (WAC) due 12/27/37[2,3]	4,119,847	4,043,889
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	4,073,157	3,969,060
CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	3,464,290	3,481,416
Fannie Mae Connecticut Avenue Securities
2016-C02, 3.70% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	1,403,438	1,417,264
2016-C01, 3.50% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	1,336,690	1,347,083
Residential Mortgage Backed Securities - 7.4% (continued)
Town Point Mortgage Trust 2017-5
2017-5, 2.15% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	2,101,558	2,104,124
GSMSC Resecuritization Trust
2014-3R, 1.51% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	2,053,356	2,036,748

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2
2005-2, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	996,654	1,001,115
Total Residential Mortgage Backed Securities		29,761,600
Commercial Mortgage Backed Securities - 1.0%
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	4,200,000	4,205,247
Total Collateralized Mortgage Obligations
(Cost $33,868,274)		33,966,847

	Face
	Amount~	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 2.2%
Federal Home Loan Bank[4]
1.17% due 01/08/18[5,6]	9,000,000	$8,997,953
Total Federal Agency Discount Notes
(Cost $8,997,953)		8,997,953
COMMERCIAL PAPER†† - 11.8%
CBS Corp.
1.90% due 01/18/18[3,5,6]	7,000,000	6,993,720
Express Scripts Holding Co.
1.85% due 01/11/18[3,5,6]	6,500,000	6,496,660
Cintas Corp. No. 2
1.57% due 01/05/18[3,5,6]	6,000,000	5,998,953
Amcor Ltd.
1.50% due 01/08/18[3,5,6]	6,000,000	5,998,250
Tyson Foods, Inc.
1.46% due 01/03/18[3,5,6]	5,900,000	5,899,521
Marriott International, Inc.
1.50% due 01/09/18[3,5,6]	5,500,000	5,498,167
Bemis Company, Inc.
1.90% due 01/08/18[3,5,6]	5,250,000	5,248,060
Hewlett-Packard Co.
1.51% due 01/03/18[3,5,6]	5,000,000	4,999,581
Total Commercial Paper
(Cost $47,132,912)		47,132,912
Total Investments - 102.5%
(Cost $407,459,656)		$409,624,028
Other Assets & Liabilities, net - (2.5)%		(9,820,650)
Total Net Assets - 100.0%		$399,803,378

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/(Depreciation)
Barclays	156,000,000	MXN	1/4/2018	$8,692,261	$7,932,820	$759,441
Bank of America	67,000,000	SEK	1/17/2018	8,261,915	8,176,384	85,531
Goldman Sachs	463,000,000	JPY	1/22/2018	4,162,037	4,112,999	49,038
Goldman Sachs	5,000,000	SEK	1/17/2018	598,700	610,178	(11,478)
Morgan Stanley	920,000	EUR	1/10/2018	1,088,370	1,104,337	(15,967)
Bank of America	920,000	EUR	1/31/2018	1,088,921	1,106,009	(17,088)
Goldman Sachs	3,016,000	ILS	1/31/2018	844,226	868,831	(24,605)
Morgan Stanley	3,100,000	EUR	1/17/2018	3,697,556	3,723,013	(25,457)
Goldman Sachs	251,000,000	HUF	3/14/2018	945,828	974,202	(28,374)
Morgan Stanley	1,320,000	GBP	1/2/2018	1,735,727	1,782,074	(46,347)
Goldman Sachs	1,022,000,000	JPY	1/22/2018	9,027,591	9,078,802	(51,211)
Morgan Stanley	7,100,000	EUR	1/31/2018	8,469,093	8,535,503	(66,410)
Goldman Sachs	5,380,000	EUR	1/17/2018	6,352,381	6,461,228	(108,847)
Goldman Sachs	7,210,000	EUR	1/19/2018	8,518,471	8,660,255	(141,784)
Morgan Stanley	7,180,000	EUR	1/19/2018	8,474,195	8,624,220	(150,025)
Barclays	2,027,000,000	HUF	2/21/2018	7,663,806	7,859,405	(195,599)
						$10,818
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Goldman Sachs	156,000,000	MXN	1/4/2018	8,439,731	7,932,820	$(506,911)
						$(506,911)
~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of December 31, 2017.
2
Variable rate security.  Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $213,100,647 (cost $212,420,769), or 53.3% of total net assets.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Rate indicated is the effective yield at the time of purchase.
6	Zero coupon rate security.
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$116,571,638	$—	$—	$116,571,638
Collateralized Mortgage Obligations	—	—	33,966,847	—	—	33,966,847
Commercial Paper	—	—	47,132,912	—	—	47,132,912
Corporate Bonds	—	—	126,370,270	—	—	126,370,270
Forward Foreign Currency Exchange Contracts	—	—	—	894,010	—	894,010
Federal Agency Discount Notes	—	—	8,997,953	—	—	8,997,953
Foreign Government Debt	—	—	71,577,225	—	—	71,577,225
Money Market Fund	5,007,183	—	—	—	—	5,007,183
Total Assets	$5,007,183	$—	$404,616,845	$894,010	$—	$410,518,038

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$1,390,103	$—	$1,390,103
Total Liabilities	$—	$—	$—	$1,390,103	$—	$1,390,103

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	4,910,975	$4,910,975
Total Money Market Fund
(Cost $4,910,975)		4,910,975
	Face
	Amount~
ASSET-BACKED SECURITIES†† - 43.7%
Collateralized Loan Obligations - 43.7%
Telos CLO Ltd.
2017-6A, 2.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	8,300,000	8,323,032
2014-5A, 2.90% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	2,000,000	2,014,556
2014-5A, 3.50% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	750,000	751,231
KVK CLO Ltd.
2017-2A, 2.54% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	7,900,000	7,907,375
2017-1A, 2.72% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	2,300,000	2,306,101
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	9,800,000	9,816,992
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.57% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	8,500,000	8,513,943
AIMCO CLO Series
2017-AA, 2.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	8,500,000	8,502,910
Sound Point CLO IV Ltd.
2017-3A, 2.46% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	8,450,000	8,474,186
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	8,250,000	8,271,031
TICP CLO II Ltd.
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	8,200,000	8,220,597
Octagon Investment Partners XIX Ltd.
2017-1A, 2.46% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	8,200,000	8,214,512
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[2,3]	8,200,000	8,201,500

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.7% (continued)
Collateralized Loan Obligations - 43.7% (continued)
OHA Loan Funding Ltd.
2017-1A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	8,200,000	$8,198,337
CIFC Funding Ltd.
2017-4A, 2.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	5,000,000	5,009,550
2017-3A, 2.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	3,000,000	3,003,064
Flagship CLO
2017-8A, 2.61% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	7,800,000	7,838,689
Dryden XXXI Senior Loan Fund
2017-31A, 2.43% (3 Month USD LIBOR + 1.08%) due 04/18/26[2,3]	7,000,000	7,009,821
Regatta V Funding Ltd.
2017-1A, 2.53% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	6,200,000	6,200,203
Cent CLO LP
2017-21A, 2.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	6,050,000	6,066,634
Figueroa CLO Ltd.
2017-2A, 2.88% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	6,000,000	6,030,809
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	4,000,000	4,010,054
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,800,000	1,802,213
ACIS CLO Ltd.
2014-3A, 2.89% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	2,875,000	2,897,172
2015-6A, 2.97% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	2,000,000	1,999,943
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	4,900,000	4,891,061
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	4,800,000	4,812,896
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	4,800,000	4,800,646

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.7% (continued)
Collateralized Loan Obligations - 43.7% (continued)
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	4,450,000	$4,467,774
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	4,000,000	3,995,611
Steele Creek CLO Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.33%) due 08/21/26[2,3]	3,900,000	3,918,300
Vibrant CLO III Ltd.
2016-3A, 2.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	3,600,000	3,638,528
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.83% (3 Month USD LIBOR + 1.47%) due 10/15/25[2,3]	3,500,000	3,501,620
Great Lakes CLO Ltd.
2015-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 07/15/26[2,3]	2,500,000	2,506,058
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	2,500,000	2,499,640
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	2,480,999	2,495,983
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	2,400,000	2,396,834
Lime Street CLO Ltd.
2007-1A, 2.58% (3 Month USD LIBOR + 0.95%) due 06/20/21[2,3]	2,250,000	2,248,311
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 1.63%) due 02/28/26[2,3]	2,000,000	2,011,160
PFP Ltd.
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	2,000,000	1,998,825
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	1,997,623
Vibrant CLO II Ltd.
2017-2A, 2.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,914,630	1,913,059

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 43.7% (continued)
Collateralized Loan Obligations - 43.7% (continued)
Cerberus Loan Funding XVI, LP
2016-2A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,800,000	$1,836,408
Ares XXXIII CLO Ltd.
2016-1A, 2.84% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,800,000	1,813,158
Cent CLO Ltd.
2013-19A, 2.71% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,800,000	1,800,673
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	1,734,697	1,734,821
Golub Capital BDC CLO LLC
2014-1A, 3.87% (3 Month USD LIBOR + 2.50%) due 04/25/26[2,3]	1,200,000	1,197,629
Venture VII CDO Ltd.
2006-7A, 1.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	1,153,780	1,149,441
Cent CLO
2014-16A, 3.63% (3 Month USD LIBOR + 2.25%) due 08/01/24[2,3]	1,000,000	1,001,657
NewMark Capital Funding CLO Ltd.
2013-1A, 2.61% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	949,694	950,949
Newstar Commercial Loan Funding LLC
2014-1A, 3.96% (3 Month USD LIBOR + 2.60%) due 04/20/25[2,3]	750,000	744,864
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.97% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	750,000	738,057
RFTI Issuer Ltd.
2015-FL1, 3.23% (1 Month USD LIBOR + 1.75%) due 08/15/30[2,3]	683,904	684,999
Total Collateralized Loan Obligations		217,331,040
Total Asset-Backed Securities
(Cost $216,769,041)		217,331,040

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 23.0%
Financial - 19.1%
Station Place Securitization Trust
2.30% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	8,300,000	$8,300,000
2.45% (1 Month USD LIBOR + 0.90%) due 02/25/49[2,3]	3,900,000	3,901,451
2.19% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	2,650,000	2,650,000
UBS Group Funding Switzerland AG
3.14% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	3,500,000	3,632,034
2.91% (3 Month USD LIBOR + 1.53%) due 02/01/22[2,3]	1,785,000	1,841,546
Goldman Sachs Group, Inc.
2.79% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	2,660,000	2,710,368
3.23% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,650,000	1,707,817
2.58% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	550,000	551,639
Sumitomo Mitsui Trust Bank Ltd.
2.26% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	3,600,000	3,630,530
2.05% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	549,844
2.02% (3 Month USD LIBOR + 0.51%) due 03/06/19[2,3]	500,000	500,818
Capital One Financial Corp.
1.83% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	3,450,000	3,448,914
2.17% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	1,100,000	1,105,052
2.33% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	200,000	200,930
Citibank North America
2.05% (3 Month USD LIBOR + 0.50%) due 06/12/20[2]	4,350,000	4,371,037
Citizens Bank North America
2.03% (3 Month USD LIBOR + 0.57%) due 05/26/20[2]	4,250,000	4,261,735
JPMorgan Chase & Co.
2.50% (3 Month USD LIBOR + 0.84%) due 03/22/19[2]	3,000,000	3,022,372
2.16% (3 Month USD LIBOR + 0.68%) due 06/01/21[2]	1,200,000	1,206,748
Credit Agricole S.A.
2.51% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	4,050,000	4,107,599
Morgan Stanley
2.75% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	3,300,000	3,337,371
2.21% (3 Month USD LIBOR + 0.80%) due 02/14/20[2]	700,000	702,790
National Bank of Canada
2.41% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	3,800,000	3,824,222

	Face
	Amount~	Value
CORPORATE BONDS†† - 23.0% (continued)
Financial - 19.1% (continued)
Australia & New Zealand Banking Group Ltd.
2.47% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	$3,733,166
Royal Bank of Canada
2.07% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	3,600,000	3,623,273
Sumitomo Mitsui Financial Group, Inc.
3.22% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	2,158,000	2,231,673
2.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,350,000	1,373,109
Westpac Banking Corp.
2.12% (3 Month USD LIBOR + 0.71%) due 05/13/19[2]	3,500,000	3,526,668
Bank of America Corp.
2.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	3,500,000	3,516,632
2.28% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	1,395,000	1,403,167
Fifth Third Bank
2.35% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	3,500,000	3,514,593
Santander UK plc
3.05% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	3,200,000	3,247,596
Station Place Securitization Trust Series 2017-7
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	2,500,000	2,500,000
AvalonBay Communities, Inc.
1.85% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	2,350,000	2,351,650
Mizuho Financial Group, Inc.
2.70% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	2,100,000	2,134,170
Mitsubishi UFJ Financial Group, Inc.
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	1,500,000	1,560,451
Citigroup, Inc.
3.07% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	500,000	511,819
Total Financial		94,792,784
Consumer, Non-cyclical - 2.2%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	4,950,000	4,952,211
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	3,100,000	3,107,788

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 23.0% (continued)
Consumer, Non-cyclical - 2.2% (continued)
Allergan Funding SCS
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	3,000,000	$3,043,431
Total Consumer, Non-cyclical		11,103,430
Energy - 0.7%
Equities Corp.
2.10% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	2,450,000	2,455,194
Phillips 66
2.01% (3 Month USD LIBOR + 0.65%) due 04/15/19[2]	1,200,000	1,200,699
Total Energy		3,655,893
Communications - 0.4%
Verizon Communications, Inc.
2.00% (3 Month USD LIBOR + 0.55%) due 05/22/20[2]	1,400,000	1,408,140
Discovery Communications LLC
2.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	300,000	301,659
Total Communications		1,709,799
Consumer, Cyclical - 0.3%
Lennar Corp.
4.50% due 06/15/19	1,400,000	1,431,500
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	1,200,000	1,218,000
Total Corporate Bonds
(Cost $113,524,661)		113,911,406
FOREIGN GOVERNMENT DEBT†† - 19.0%
Republic of France
due 01/17/18[5]	EUR 7,060,000	8,472,872
due 01/31/18[5]	EUR 1,355,000	1,626,658
due 01/10/18[5]	EUR 1,020,000	1,222,544
due 02/07/18[5]	EUR 1,920,000	2,305,281
Total Republic of France		13,627,355
Kingdom of Spain
due 01/19/18[5]	EUR 8,450,000	10,140,801
due 03/09/18[5]	EUR 4,240,000	5,091,759
Republic of Portugal
due 01/19/18[5]	EUR 8,433,000	10,119,246
Kingdom of Sweden
due 01/17/18[5]	SEK 82,600,000	10,072,964
Republic of Italy
due 01/31/18[5]	EUR 7,770,000	9,325,333
due 01/12/18[5]	EUR 548,000	657,547
Kingdom of Hungary
due 03/14/18[5]	HUF 1,239,000,000	4,783,428
due 02/21/18[5]	HUF 780,000,000	3,011,537
due 02/28/18[5]	HUF 428,530,000	1,654,471

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 19.0% (continued)
4.00% due 04/25/18	HUF 200,000,000	$781,883
Total Kingdom of Hungary		10,231,319
Denmark Treasury Bill
due 03/01/18[5]	DKK 51,850,000	8,366,343
Government of United Kingdom
due 01/02/18[5]	GBP 4,410,000	5,953,747
due 01/08/18[5]	GBP 2,600,000	3,510,026
due 01/30/18†††,5	GBP 549,000	741,157
Total Government of United Kingdom		10,204,930
Government of Japan
due 01/22/18[5]	JPY 647,000,000	5,742,071
State of Israel
due 01/31/18[5]	ILS 3,120,000	932,387
Total Foreign Government Debt
(Cost $92,974,677)		94,512,055
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.1%
Residential Mortgage Backed Securities - 7.8%
CSMC Series
2014-2R, 1.53% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,848,631	1,741,587
2014-7R, 1.48% (WAC) due 10/27/36[2,3]	1,675,493	1,656,003
2014-7R, 1.49% (WAC) due 12/27/37[2,3]	1,434,773	1,408,320
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	4,050,927	4,035,774
2006-NC1, 1.70% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	383,052	378,254

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.1% (continued)
Residential Mortgage Backed Securities - 7.8% (continued)
2006-BC1, 1.71% (1 Month USD LIBOR + 0.16%) due 03/25/36[2]	349,157	$346,747
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	4,772,382	4,650,416

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	1,722,980	1,731,498
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	1,468,928	1,477,929
Fannie Mae Connecticut Avenue Securities
2016-C02, 3.70% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	1,447,296	1,461,553
2016-C01, 3.50% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	1,377,196	1,387,904
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	2,857,835	2,688,091
Town Point Mortgage Trust
2017-5, 2.15% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	2,292,609	2,295,408
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.69% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	2,267,829	2,214,478
Encore Credit Receivables Trust
2005-4, 1.99% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	2,150,000	2,138,817
Structured Asset Investment Loan Trust
2005-1, 2.27% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	1,056,580	1,054,243
2005-2, 2.29% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	1,001,627	1,003,165
GSAMP Trust
2005-HE6, 1.99% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,798,994	1,804,178
Ellington Loan Acquisition Trust
2007-2, 2.50% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	1,287,647	1,289,760

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.1% (continued)
Residential Mortgage Backed Securities - 7.8% (continued)
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	996,654	$1,001,114
First Frankin Mortgage Loan Trust
2006-FF4, 1.74% (1 Month USD LIBOR + 0.19%) due 03/25/36[2]	822,557	821,583
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	756,296	757,989
GSMSC Resecuritization Trust
2014-3R, 1.51% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	594,393	589,585
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	420,538	420,664
Accredited Mortgage Loan Trust
2007-1, 1.68% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	288,837	287,363
New Century Home Equity Loan Trust Series
2005-C, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	254,191	253,320
Total Residential Mortgage Backed Securities		38,895,743
Commercial Mortgage Backed Securities - 1.3% (continued)
Morgan Stanley Capital I Trust
2015-XLF1, 3.68% (1 Month USD LIBOR + 220 bps) due 08/13/19[2,3]	4,000,000	$4,016,601
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.58% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	2,250,000	2,234,716
GAHR Commercial Mortgage Trust
2015-NRF, 2.55% (1 Month USD LIBOR + 1.30%) due 12/15/34[2,3]	286,710	286,799
Total Commercial Mortgage Backed Securities		6,538,116
Total Collateralized Mortgage Obligations
(Cost $44,933,245)		45,433,859
COMMERCIAL PAPER†† - 4.2%
Tyson Foods, Inc.
1.50% due 01/03/18[3,4,5]	8,000,000	7,999,333
Ryder System, Inc.
1.45% due 01/02/18[3,4,5]	6,993,000	6,992,719
Marriott International, Inc.
1.50% due 01/09/18[3,4,5]	6,000,000	5,998,000
Total Commercial Paper
(Cost $20,990,052)		20,990,052
Total Investments - 100.0%
(Cost $494,102,651)		$497,089,387
Other Assets & Liabilities, net - 0.0%		(48,080)
Total Net Assets - 100.0%		$497,041,307

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/(Depreciation)
Barclays	169,500,000	MXN	1/4/2018	$9,444,475	$8,619,314	$825,161
Bank of America	76,800,000	SEK	1/17/2018	9,470,374	9,372,332	98,042
Goldman Sachs	549,000	GBP	1/30/2018	737,106	741,975	(4,869)
Goldman Sachs	335,000	EUR	1/31/2018	397,125	402,731	(5,606)
Morgan Stanley	750,000	EUR	1/17/2018	894,570	900,729	(6,159)
Goldman Sachs	208,000,000	HUF	4/25/2018	801,881	808,935	(7,054)
Goldman Sachs	548,000	EUR	1/12/2018	650,417	657,895	(7,478)
Goldman Sachs	5,800,000	SEK	1/17/2018	694,491	707,806	(13,315)
Morgan Stanley	1,020,000	EUR	1/10/2018	1,206,670	1,224,373	(17,703)
Bank of America	1,020,000	EUR	1/31/2018	1,207,282	1,226,227	(18,945)
Goldman Sachs	3,244,800	ILS	1/31/2018	908,272	934,743	(26,471)
J.P. Morgan	1,920,000	EUR	2/7/2018	2,281,177	2,309,160	(27,983)
Goldman Sachs	647,000,000	JPY	1/22/2018	5,715,119	5,747,539	(32,420)
Goldman Sachs	2,600,000	GBP	1/8/2018	3,470,124	3,510,842	(40,718)
Bank of America	428,530,000	HUF	2/28/2018	1,610,955	1,662,230	(51,275)
Morgan Stanley	7,770,000	EUR	1/31/2018	9,268,289	9,340,966	(72,677)
Barclays	780,000,000	HUF	2/21/2018	2,949,072	3,024,339	(75,267)
Morgan Stanley	4,240,000	EUR	3/9/2018	5,017,298	5,108,104	(90,806)
Goldman Sachs	6,310,000	EUR	1/17/2018	7,450,469	7,578,132	(127,663)
Goldman Sachs	1,239,000,000	HUF	3/14/2018	4,668,851	4,808,911	(140,060)
Morgan Stanley	51,850,000	DKK	3/1/2018	8,233,151	8,387,588	(154,437)
Morgan Stanley	4,410,000	GBP	1/2/2018	5,798,907	5,953,747	(154,840)
Goldman Sachs	8,433,000	EUR	1/19/2018	9,965,646	10,129,255	(163,609)
Morgan Stanley	8,450,000	EUR	1/19/2018	9,973,113	10,149,674	(176,561)
						$(492,713)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Goldman Sachs	169,500,000	MXN	1/4/2018	$9,170,093	$8,619,314	$(550,779)
						$(550,779)
~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of December 31, 2017.
2
Variable rate security.  Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $294,551,898 (cost $293,758,662), or 59.3% of total net assets.

4	Rate indicated is the effective yield at the time of purchase.
5	Zero coupon rate security.
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$217,331,040	$—	$—	$217,331,040
Collateralized Mortgage Obligations	—	—	45,433,859	—	—	45,433,859
Commercial Paper	—	—	20,990,052	—	—	20,990,052
Corporate Bonds	—	—	113,911,406	—	—	113,911,406
Forward Foreign Currency Exchange Contracts	—	—	—	923,203	—	923,203
Foreign Government Debt	─	—	93,770,898	—	741,157	94,512,055
Money Market Fund	4,910,975	—	—	—	—	4,910,975
Total Assets	$4,910,975	$—	$491,437,255	$923,203	$741,157	$498,012,590

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$1,966,695	$—	$1,966,695
Total Liabilities	$—	$—	$—	$1,966,695	$—	$1,966,695
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	7,242,038	$7,242,038
Total Money Market Fund
(Cost $7,242,038)		7,242,038

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 44.0%
Collateralized Loan Obligations - 43.4%
Telos CLO Ltd.
2017-6A, 2.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	4,800,000	4,813,320
2014-5A, 2.90% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	1,200,000	1,208,734
2014-5A, 3.50% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	500,000	500,821
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	6,200,000	6,210,750
KVK CLO Ltd.
2017-2A, 2.54% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	4,200,000	4,203,921
2017-1A, 2.72% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,300,000	1,303,449
OZLM VIII Ltd.
2017-8A, 2.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	4,900,000	4,908,395
AIMCO CLO Series
2017-AA, 2.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	4,900,000	4,901,677
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.57% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	4,800,000	4,807,874
TICP CLO II Ltd.
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	4,700,000	4,711,806
Octagon Investment Partners XIX Ltd.
2017-1A, 2.46% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	4,700,000	4,708,318
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[2,3]	4,700,000	4,700,860
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	4,650,000	4,661,854

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 44.0% (continued)
Collateralized Loan Obligations - 43.4% (continued)
OHA Loan Funding Ltd.
2017-1A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	4,600,000	$4,599,067
OZLM IX Ltd.
2017-9A, 2.58% (3 Month USD LIBOR + 1.22%) due 01/20/27[2,3]	2,750,000	2,761,521
2017-9A, 3.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,750,000	1,765,561
Flagship CLO
2017-8A, 2.61% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	4,500,000	4,522,321
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	2,500,000	2,506,284
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,500,000	1,501,844
CIFC Funding Ltd.
2017-4A, 2.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[2,3]	2,000,000	2,003,820
2017-3A, 2.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	2,000,000	2,002,043
MP CLO VII Ltd.
2017-1A, 2.37% (3 Month USD LIBOR + 0.84%) due 04/18/27[2,3]	4,000,000	3,997,116
AIMCO CLO Series 2015-A
2018-AA, % (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	4,000,000	3,996,068
Sound Point CLO IV Ltd.
2017-3A, 2.46% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	3,600,000	3,610,304
Regatta V Funding Ltd.
2017-1A, 2.53% (3 Month USD LIBOR + 1.16%) due 10/25/26[2,3]	3,600,000	3,600,118
Cent CLO LP
2017-21A, 2.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	3,500,000	3,509,623
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	3,500,000	3,499,496
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	3,400,000	3,395,515

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 44.0% (continued)
Collateralized Loan Obligations - 43.4% (continued)
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[2,3]	3,200,000	$3,200,430
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.36% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,3]	3,200,000	3,196,304
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	3,200,000	3,194,163
LMREC, Inc.
2015-CRE1, 3.28% (1 Month USD LIBOR + 1.75%) due 02/22/32[2,3]	3,000,000	3,023,475
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	2,800,000	2,807,523
Hunt CRE Ltd.
2017-FL1, 2.48% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	2,700,000	2,710,489
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 1.63%) due 02/28/26[2,3]	2,300,000	2,312,834
Steele Creek CLO Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.33%) due 08/21/26[2,3]	2,300,000	2,310,792
Fortress Credit BSL II Ltd.
2017-2A, 2.51% (3 Month USD LIBOR + 1.15%) due 10/19/25[2,3]	2,300,000	2,306,743
Vibrant CLO III Ltd.
2016-3A, 2.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	2,200,000	2,223,545
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	2,200,000	2,208,787
Flatiron CLO Ltd.
2017-1A, 3.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,3]	2,000,000	2,011,547
Figueroa CLO Ltd.
2017-2A, 2.88% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	2,000,000	2,010,270

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 44.0% (continued)
Collateralized Loan Obligations - 43.4% (continued)
ACIS CLO Ltd.
2014-3A, 2.89% (3 Month USD LIBOR + 1.51%) due 02/01/26[2,3]	1,000,000	$1,007,712
2015-6A, 2.97% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,971
Avery Point V CLO Ltd.
2017-5A, 2.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,3]	2,000,000	2,004,653
Oaktree CLO 2015-1 Ltd.
2017-1A, 2.37% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	2,002,857
Dryden 31 Senior Loan Fund
2017-31A, 2.43% (3 Month USD LIBOR + 1.08%) due 04/18/26[2,3]	2,000,000	2,002,806
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,997,805
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	1,997,623
Vibrant CLO II Ltd.
2017-2A, 2.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,914,630	1,913,059
Jamestown CLO III Ltd.
2017-3A, 2.50% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	1,800,000	1,802,502
Resource Capital Corporation Ltd.
2017-CRE5, 2.28% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	1,688,329	1,689,362
Octagon Investment Partners XXII Ltd.
2017-1A, 2.48% (3 Month USD LIBOR + 1.12%) due 11/25/25[2,3]	1,650,000	1,652,594
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.83% (3 Month USD LIBOR + 1.47%) due 10/15/25[2,3]	1,500,000	1,500,694
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	1,417,714	1,426,276

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 44.0% (continued)
Collateralized Loan Obligations - 43.4% (continued)
Golub Capital BDC CLO LLC
2014-1A, 3.87% (3 Month USD LIBOR + 2.50%) due 04/25/26[2,3]	1,400,000	$1,397,234
Ares XXXIII CLO Ltd.
2016-1A, 2.84% (3 Month USD LIBOR + 1.35%) due 12/05/25[2,3]	1,200,000	1,208,772
Cerberus Loan Funding XVI, LP
2016-2A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,100,000	1,122,249
Cent CLO Ltd.
2013-19A, 2.71% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,100,000	1,100,411
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,3]	1,000,000	1,014,072
Shackleton CLO Ltd.
2016-7A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[2,3]	1,000,000	1,008,046
Venture XIX CLO Ltd.
2016-19A, 3.36% (3 Month USD LIBOR + 2.00%) due 01/15/27[2,3]	1,000,000	1,005,513
Catamaran CLO Ltd.
2016-1A, 3.58% (3 Month USD LIBOR + 1.95%) due 12/20/23[2,3]	1,000,000	1,000,976
Crown Point CLO III Ltd.
2015-3A, 2.27% (3 Month USD LIBOR + 0.91%) due 12/31/27[2,3]	1,000,000	1,000,968
Seneca Park CLO Limited
2017-1A, 2.47% (3 Month USD LIBOR + 1.12% due 07/17/26[2,3]	1,000,000	1,000,876
WhiteHorse VI Ltd.
2016-1A, 3.28% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	1,000,190
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[2,3]	1,000,000	999,807
PFP Ltd.
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	1,000,000	999,413
Brentwood CLO Corp.
2006-1A, 2.20% (3 Month USD LIBOR + 0.82%) due 02/01/22[2,3]	958,177	949,010

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 44.0% (continued)
Collateralized Loan Obligations - 43.4% (continued)
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	867,349	$867,411
NewMark Capital Funding CLO Ltd.
2013-1A, 2.61% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	759,756	760,759
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,3]	569,316	568,929
Cereberus ICQ Levered LLC
2015-1A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/06/25[2,3]	519,344	519,477
Venture VII CDO Ltd.
2006-7A, 1.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	512,791	510,862
Lime Street CLO Ltd.
2007-1A, 2.58% (3 Month USD LIBOR + 0.95%) due 06/20/21[2,3]	500,000	499,625
RFTI Issuer Ltd.
2015-FL1, 3.23% (1 Month USD LIBOR + 1.75%) due 08/15/30[2,3]	341,952	342,499
Newstar Commercial Loan Funding LLC
2014-1A, 3.96% (3 Month USD LIBOR + 2.60%) due 04/20/25[2,3]	250,000	248,288
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.97% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	250,000	246,019
Total Collateralized Loan Obligations		173,798,702
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	2,250,000	2,230,131
Total Asset-Backed Securities
(Cost $175,694,772)		176,028,833
FOREIGN GOVERNMENT DEBT†† - 20.3%
Government of the United Kingdom
due 01/29/18[5]	GBP 5,440,000	7,342,887
due 01/08/18[5]	GBP 3,500,000	4,725,036
Total Government of the United Kingdom		12,067,923

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 20.3% (continued)
Kingdom of Spain
due 03/09/18[5]	EUR 7,380,000	8,862,543
due 01/19/18[5]	EUR 1,740,000	2,088,165
due 02/16/18[5]	EUR 1,090,000	1,308,637
Total Kingdom Of Spain		12,259,345
Republic of France
due 01/31/18[5]	EUR 3,970,000	4,765,929
due 01/10/18[5]	EUR 3,380,000	4,051,174
due 02/07/18[5]	EUR 2,850,000	3,421,901
Total Republic of France		12,239,004
Republic of Portugal
due 01/19/18[5]	EUR 6,755,000	8,105,716
Kingdom of Hungary
due 02/21/18[5]	HUF 2,069,000,000	7,988,294
due 02/07/18[5]	HUF 53,200,000	205,403
Republic of Italy
due 01/31/18[5]	EUR 6,480,000	7,777,112
due 01/12/18[5]	EUR 3,680,000	4,415,647
Kingdom of Sweden
due 02/21/18[5]	SEK 54,600,000	6,664,224
due 01/17/18[5]	SEK 2,400,000	292,677
Government of Japan
due 02/13/18[5]	JPY 425,000,000	3,772,198
due 01/22/18[5]	JPY 215,000,000	1,908,107
Denmark Treasury Bill
due 03/01/18[5]	DKK 20,880,000	3,369,127
Total Foreign Government Debt
(Cost $79,824,752)		81,064,777
CORPORATE BONDS†† - 17.2%
Financial - 13.9%
Station Place Securitization Trust
2.30% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	5,700,000	5,700,000
2.29% (1 Month USD LIBOR + 0.10%) due 08/24/18[2,3]	3,050,000	3,050,000
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[2,3]	3,000,000	3,000,000
2.45% (1 Month USD LIBOR + 0.90%) due 02/25/49[2,3]	2,266,667	2,267,510
2.19% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	1,400,000	1,400,000
Citigroup, Inc.
2.68% (3 Month USD LIBOR + 1.31%) due 10/26/20[2]	2,100,000	2,143,692
3.07% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	1,265,000	1,294,902
Goldman Sachs Group, Inc.
2.79% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	1,450,000	1,477,456
3.23% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,250,000	1,293,800
2.58% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	360,000	361,073
2.40% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	300,000	301,104

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Financial - 13.9% (continued)
Sumitomo Mitsui Trust Bank Ltd.
2.26% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,200,000	2,218,657
2.05% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	800,000	799,773
UBS Group Funding Switzerland AG
3.14% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	2,250,000	2,334,879
2.91% (3 Month USD LIBOR + 1.53%) due 02/01/22[2,3]	300,000	309,503
Capital One Financial Corp.
1.83% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	1,550,000	1,549,512
2.17% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	1,050,000	1,054,822
2.33% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	650,000	653,023
Sumitomo Mitsui Financial Group, Inc.
3.22% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,350,000	1,396,088
2.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,000,000	1,017,118
Bank of America Corp.
1.97% (3 Month USD LIBOR + 0.65%) due 04/15/26[2]	1,500,000	1,506,963
2.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	900,000	904,277
2.28% (3 Month USD LIBOR + 0.76%) due 12/07/18[2]	750,000	754,391
Australia & New Zealand Banking Group Ltd.
2.47% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,387,195
Credit Agricole S.A.
2.51% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	2,350,000	2,383,422
Royal Bank of Canada
2.07% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	2,100,000	2,113,576
Mitsubishi UFJ Financial Group, Inc.
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	2,000,000	2,080,602
Morgan Stanley
2.75% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	2,000,000	2,022,649

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Financial - 13.9% (continued)
National Bank of Canada
2.41% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	2,000,000	$2,012,748
Santander UK plc
3.05% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	1,900,000	1,928,260
Fifth Third Bank
2.35% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	1,500,000	1,506,254
Mizuho Financial Group, Inc.
2.70% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	1,400,000	1,422,780
Synchrony Financial
2.61% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	900,000	912,666
UBS AG
1.96% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	250,361
Total Financial		55,809,056
Consumer, Non-cyclical - 2.1%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	3,900,000	3,901,741
Allergan Funding SCS
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	1,706,000	1,730,698
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	1,400,000	1,403,517
HRG Group, Inc.
7.88% due 07/15/19	900,000	901,800
HCA, Inc.
4.25% due 10/15/19	550,000	561,688
Total Consumer, Non-cyclical		8,499,444
Energy - 0.4%
Equities Corp.
2.10% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	1,600,000	1,603,392
Communications - 0.4%
Discovery Communications LLC
2.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	1,500,000	1,508,297
Consumer, Cyclical - 0.2%
Lennar Corp.
4.50% due 06/15/19	850,000	869,125

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Industrial - 0.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	750,000	$761,250
Total Corporate Bonds
(Cost $68,885,738)		69,050,564
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.8%
Residential Mortgage Backed Securities - 8.9%
CSMC Series
2014-7R, 1.48% (WAC) due 10/27/36[2,3]	1,436,137	1,419,431
2014-7R, 1.49% (WAC) due 12/27/37[2,3]	1,332,289	1,307,725
2014-2R, 1.53% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,341,748	1,264,055
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	3,183,851	3,102,482
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	2,278,647	2,270,123
2006-BC1, 1.71% (1 Month USD LIBOR + 0.16%) due 03/25/36[2]	533,336	529,654
2006-NC1, 1.70% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	218,887	216,145
Nationstar Home Equity Loan Trust
2007-B, 1.54% (1 Month USD LIBOR + 0.22%) due 04/25/37[2]	2,760,603	2,733,365
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.69% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	2,699,796	2,636,284
CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	1,081,445	1,086,791
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	774,435	779,180
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.73% (1 Month USD LIBOR + 0.18%) due 04/25/35[2]	1,845,422	1,841,234

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.8% (continued)
Residential Mortgage Backed Securities - 8.9% (continued)
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.50% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	911,380	$918,466
2016-C02, 3.70% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	789,434	797,211
New Residential Mortgage Loan Trust
2017-5A, 3.05% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,3]	1,605,071	1,644,295
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	1,735,114	1,632,055
Town Point Mortgage Trust
2017-5, 2.15% (1 Month USD LIBOR + 0.60%) due 02/25/57[2,3]	1,528,406	1,530,272
GSAMP Trust
2005-HE6, 1.99% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,293,027	1,296,753
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 2.45% (1 Month USD LIBOR + 0.90%) due 10/25/27[2]	1,289,743	1,291,190
Structured Asset Investment Loan Trust
2005-1, 2.27% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	598,729	597,404
2005-2, 2.29% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	584,283	585,180
Encore Credit Receivables Trust
2005-4, 1.99% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	1,100,000	1,094,278
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	996,654	1,001,114
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.50% (1 Month USD LIBOR + 0.95%) due 06/25/35[2]	1,000,000	1,000,870

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.8% (continued)
Residential Mortgage Backed Securities - 8.9% (continued)
Ellington Loan Acquisition Trust
2007-2, 2.50% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	735,798	$737,006
Aames Mortgage Investment Trust
2006-1, 1.87% (1 Month USD LIBOR + 0.32%) due 04/25/36[2]	582,643	582,840
GSMSC Resecuritization Trust
2014-3R, 1.51% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	540,357	535,986
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	420,538	420,664
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	378,148	378,995
New Century Home Equity Loan Trust Series
2005-C, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	320,093	318,996
Accredited Mortgage Loan Trust
2007-1, 1.68% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	229,078	227,908
Total Residential Mortgage Backed Securities		35,777,952
Commercial Mortgage Backed Securities - 2.9%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.23% (1 Month USD LIBOR + 0.75%) due 12/15/22[2,3]	4,000,000	4,000,000
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	2,400,000	2,402,998
Morgan Stanley Capital I Trust
2015-XLF1, 3.68% (1 Month USD LIBOR + 2.20%) due 08/13/19[2,3]	2,000,000	2,008,301
GS Mortgage Securities Corporation Trust
2017-STAY, 2.33% (1 Month USD LIBOR + 0.85%) due 07/15/32[2,3]	2,000,000	1,989,262

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.8% (continued)
Commercial Mortgage Backed Securities - 2.9% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.58% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	1,000,000	$993,207
Total Commercial Mortgage Backed Securities		11,393,768
Total Collateralized Mortgage Obligations
(Cost $46,868,856)		47,171,720
FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank[4]
1.24% due 01/19/18[5,6]	5,100,000	5,096,838
Total Federal Agency Notes
(Cost $5,096,838)		5,096,838
SENIOR FLOATING RATE INTERESTS††,2 - 0.9%
Financial - 0.3%
Fly Leasing Ltd.
3.40% (3 Month USD LIBOR + 2.0%) due 02/09/23	1,196,871	1,196,871
Communications - 0.3%
Sprint Communications, Inc.
4.13% (1 Month USD LIBOR + 2.50) due 02/02/24	1,141,375	1,140,519

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 0.9%
Consumer, Non-cyclical - 0.2%
Smart & Final Stores LLC
5.19% (3 Month USD LIBOR + 3.5%) due 11/15/22	600,000	$584,748
Technology - 0.1%
First Data Corp.
3.80% (1 Month USD LIBOR + 2.25%) due 04/26/24	540,123	540,220
Consumer, Cyclical - 0.0%
Advantage Sales & Marketing LLC
4.63% (3 Month USD LIBOR + 3.25%) due 07/23/21	132,447	128,929
Total Senior Floating Rate Interests
(Cost $3,603,093)		3,591,287
COMMERICAL PAPER†† - 2.3%
Marriott International, Inc.
1.54% due 01/19/18[3,5,6]	6,060,000	6,055,243
Amphenol Corp.
1.55% due 01/04/18[3,5,6]	3,000,000	2,999,612
Total Commercial Paper
(Cost $9,054,855)		9,054,855
Total Investments - 99.6%
(Cost $396,270,942)		$398,300,912
Other Assets & Liabilities, net - 0.4%		1,776,259
Total Net Assets - 100.0%		$400,077,171

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell)	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/(Depreciation)
Barclays	109,000,000	MXN	1/4/2018	$6,073,439	$5,542,804	$530,635
Morgan Stanley	425,000,000	JPY	2/13/2018	3,813,472	3,779,545	33,927
Bank of America	2,400,000	SEK	1/17/2018	295,949	292,885	3,064
Bank of America	53,200,000	HUF	2/7/2018	200,037	206,110	(6,073)
Goldman Sachs	590,000	EUR	1/31/2018	699,415	709,288	(9,873)
Goldman Sachs	215,000,000	JPY	1/22/2018	1,899,151	1,909,924	(10,773)
Goldman Sachs	1,090,000	EUR	2/16/2018	1,296,577	1,311,578	(15,001)
Goldman Sachs	5,440,000	GBP	1/29/2018	7,311,169	7,351,884	(40,715)
J.P. Morgan	2,850,000	EUR	2/7/2018	3,386,122	3,427,659	(41,537)
Goldman Sachs	3,490,000	EUR	1/19/2018	4,147,848	4,191,995	(44,147)
Goldman Sachs	3,500,000	GBP	1/8/2018	4,671,321	4,726,134	(54,813)
Morgan Stanley	6,130,000	EUR	1/31/2018	7,312,048	7,369,385	(57,337)
Morgan Stanley	3,380,000	EUR	1/10/2018	3,998,574	4,057,237	(58,663)
Morgan Stanley	20,880,000	DKK	3/1/2018	3,310,803	3,377,682	(66,879)
Bank of America	3,730,000	EUR	1/31/2018	4,414,617	4,484,144	(69,527)
Goldman Sachs	3,680,000	EUR	1/12/2018	4,346,999	4,417,984	(70,985)
Goldman Sachs	54,600,000	SEK	2/21/2018	6,581,731	6,678,526	(96,795)
Morgan Stanley	5,005,000	EUR	1/19/2018	5,911,167	6,011,730	(100,563)
Morgan Stanley	7,380,000	EUR	3/9/2018	8,732,939	8,890,993	(158,054)
Barclays	2,069,000,000	HUF	2/21/2018	7,822,602	8,022,254	(199,652)
						$(533,761)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Goldman Sachs	109,000,000	MXN	1/4/2018	$5,896,992	$5,542,804	$(354,188)
						$(354,188)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of December 31, 2017.
2
Variable rate security.  Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $233,615,536 (cost $233,151,072), or 58.4% of total net assets.

4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Zero coupon rate security.
6	Rate indicated is the effective yield at the time of purchase.
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
DKK	Danish Krone
EURO	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$176,028,833	$—	$—	$176,028,833
Collateralized Mortgage Obligations	—	—	47,171,720	—	—	47,171,720
Commercial Paper	—	—	9,054,855	—	—	9,054,855
Corporate Bonds	—	—	69,050,564	—	—	69,050,564
Forward Foreign Currency Exchange Contracts	—	—	—	567,626	—	567,626
Federal Agency Notes	—	—	5,096,838	—	—	5,096,838
Foreign Government Debt	─	—	81,064,777	—	—	81,064,777
Money Market Fund	7,242,038	—	—	—	—	7,242,038
Senior Floating Rate Interests	—	—	3,591,287	—	—	3,591,287
Total Assets	$7,242,038	$—	$391,058,874	$567,626	$—	$398,868,538

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$1,455,575	$—	$1,455,575
Total Liabilities	$—	$—	$—	$1,455,575	$—	$1,455,575
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	2,737,162	$2,737,162
Total Money Market Fund
(Cost $2,737,162)		2,737,162

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 49.7%
Collateralized Loan Obligations - 48.9%
Telos CLO Ltd.
2017-6A, 2.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[2,3]	2,700,000	2,707,492
2014-5A, 2.90% (3 Month USD LIBOR + 1.55%) due 04/17/25[2,3]	1,000,000	1,007,278
2014-5A, 3.50% (3 Month USD LIBOR + 2.15%) due 04/17/25[2,3]	250,000	250,410
KVK CLO Ltd.
2017-2A, 2.54% (3 Month USD LIBOR + 1.18%) due 07/15/26[2,3]	2,600,000	2,602,427
2017-1A, 2.72% (3 Month USD LIBOR + 1.30%) due 05/15/26[2,3]	1,000,000	1,002,653
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	1,500,000	1,503,770
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[2,3]	1,200,000	1,201,475
Octagon Investment Partners XIX Ltd.
2017-1A, 2.46% (3 Month USD LIBOR + 1.10%) due 04/15/26[2,3]	2,700,000	2,704,778
OZLM VIII Ltd.
2017-8A, 2.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	2,700,000	2,704,626
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.57% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	2,700,000	2,704,429
AIMCO CLO Series
2017-AA, 2.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[2,3]	2,700,000	2,700,924
Flagship CLO
2017-8A, 2.61% (3 Month USD LIBOR + 1.25%) due 01/16/26[2,3]	2,600,000	2,612,896
TICP CLO II Ltd.
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[2,3]	2,600,000	2,606,531

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 49.7% (continued)
Collateralized Loan Obligations - 48.9% (continued)
Seneca Park CLO Limited
2017-1A, 2.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[2,3]	2,600,000	$2,602,279
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[2,3]	2,600,000	2,600,476
OHA Loan Funding Ltd.
2017-1A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[2,3]	2,600,000	2,599,473
Fortress Credit BSL II Ltd.
2017-2A, 2.51% (3 Month USD LIBOR + 1.15%) due 10/19/25[2,3]	2,500,000	2,507,329
Figueroa CLO Ltd.
2017-2A, 2.88% (3 Month USD LIBOR + 1.25%) due 06/20/27[2,3]	2,000,000	2,010,270
Cent CLO LP
2017-21A, 2.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[2,3]	2,000,000	2,005,499
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[2,3]	2,000,000	1,997,805
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[2,3]	2,000,000	1,997,623
Vibrant CLO II Ltd.
2017-2A, 2.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[2,3]	1,914,630	1,913,059
FS Senior Funding Ltd.
2015-1A, 3.10% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	1,850,000	1,857,389
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	1,600,000	1,604,299
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR + 0.83%) due 11/17/27[2,3]	1,500,000	1,499,784
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% (3 Month USD LIBOR + 2.05%) due 10/24/24[2]	1,417,714	1,426,276
Hunt CRE Ltd.
2017-FL1, 2.48% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	1,400,000	1,405,439

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 49.7% (continued)
Collateralized Loan Obligations - 48.9% (continued)
Vibrant CLO III Ltd.
2016-3A, 2.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[2,3]	1,300,000	$1,313,913
Steele Creek CLO Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.33%) due 08/21/26[2,3]	1,300,000	1,306,100
Sound Point CLO IV Ltd.
2017-3A, 2.46% (3 Month USD LIBOR + 1.10%) due 01/21/26[2,3]	1,300,000	1,303,721
Northwoods Capital X Ltd.
2017-10A, 2.47% (3 Month USD LIBOR + 1.08%) due 11/04/25[2,3]	1,300,000	1,299,792
Lime Street CLO Ltd.
2007-1A, 2.58% (3 Month USD LIBOR + 0.95%) due 06/20/21[2,3]	1,250,000	1,249,061
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[2,3]	1,200,000	1,202,081
Cerberus Loan Funding XVI, LP
2016-2A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/15/27[2,3]	1,000,000	1,020,227
OZLM IX Ltd.
2017-9A, 3.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[2,3]	1,000,000	1,008,892
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[2,3]	1,000,000	1,002,549
Dryden 31 Senior Loan Fund
2017-31A, 2.43% (3 Month USD LIBOR + 1.08%) due 04/18/26[2,3]	1,000,000	1,001,403
Jamestown CLO III Ltd.
2017-3A, 2.50% (3 Month USD LIBOR + 1.14%) due 01/15/26[2,3]	1,000,000	1,001,390
CIFC Funding Ltd.
2017-3A, 2.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	1,000,000	1,001,021
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.77% (3 Month USD LIBOR + 1.47%) due 10/15/25[2,3]	1,000,000	1,000,463
Cent CLO Ltd.
2013-19A, 2.71% (3 Month USD LIBOR + 1.33%) due 10/29/25[2,3]	1,000,000	1,000,374

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 49.7% (continued)
Collateralized Loan Obligations - 48.9% (continued)
WhiteHorse VI Ltd.
2016-1A, 3.28% (3 Month USD LIBOR + 1.90%) due 02/03/25[2,3]	1,000,000	$1,000,190
ACIS CLO Ltd.
2015-6A, 2.97% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	1,000,000	999,971
PFP Ltd.
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[2,3]	1,000,000	999,413
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[2,3]	1,000,000	998,681
Golub Capital BDC CLO LLC
2014-1A, 3.87% (3 Month USD LIBOR + 2.50%) due 04/25/26[2,3]	1,000,000	998,025
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	867,349	867,411
NewMark Capital Funding CLO Ltd.
2013-1A, 2.61% (3 Month USD LIBOR + 1.12%) due 06/02/25[2,3]	759,756	760,759
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,3]	569,316	568,929
Venture VII CDO Ltd.
2006-7A, 1.59% (3 Month USD LIBOR + 0.23%) due 01/20/22[2,3]	512,791	510,862
Newstar Commercial Loan Funding LLC
2014-1A, 3.96% (3 Month USD LIBOR + 2.60%) due 04/20/25[2,3]	250,000	248,288
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.97% (3 Month USD LIBOR + 2.60%) due 07/25/25[2,3]	250,000	246,019
Total Collateralized Loan Obligations		78,246,224
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,250,000	1,238,961
Total Asset-Backed Securities
(Cost $79,252,012)		79,485,185

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 17.1%
Republic of France
due 01/24/18[6]	EUR 1,500,000	$1,800,457
due 01/31/18[6]	EUR 1,270,000	1,524,617
due 01/10/18[6]	EUR 1,270,000	1,522,187
Total Republic of France		4,847,261
Government of United Kingdom
due 01/30/18†††,6	GBP 2,545,000	3,435,780
due 01/08/18[6]	GBP 1,030,000	1,390,510
Total Government of United Kingdom		4,826,290
Kingdom of Spain
due 01/19/18[6]	EUR 1,950,000	2,340,185
due 03/09/18[6]	EUR 1,355,000	1,627,201
Total Kingdom of Spain		3,967,386
Republic of Portugal
due 01/19/18[6]	EUR 2,583,000	3,099,491
Government of Japan
due 01/22/18[6]	JPY 215,000,000	1,908,107
due 02/13/18[6]	JPY 106,000,000	940,831
Total Government of Japan		2,848,938
Republic of Italy
due 01/31/18[6]	EUR 1,970,000	2,364,338
Republic of Hungary
due 02/07/18[6]	HUF 533,300,000	2,059,048
Kingdom of Sweden
due 02/21/18[6]	SEK 10,000,000	1,220,554
due 01/17/18[6]	SEK 2,500,000	304,872
Total Kingdom of Sweden		1,525,426
Kingdom of Hungary
due 02/21/18[6]	HUF 290,000,000	1,119,674
Denmark Treasury Bill
due 03/01/18[6]	DKK 4,420,000	713,196
Total Foreign Government Debt
(Cost $26,940,042)		27,371,048
CORPORATE BONDS†† - 16.6%
Financial - 14.5%
Station Place Securitization Trust
2.30% (1 Month USD LIBOR + 0.75%) due 08/24/18[2,3]	2,800,000	2,800,000
2.45% (1 Month USD LIBOR + 0.90%) due 02/25/49[2,3]	1,333,333	1,333,829
2.19% (1 Month USD LIBOR + 0.90%) due 07/24/18[2,3]	700,000	700,000
Bank of America Corp.
2.02% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	1,450,000	1,456,891
Capital One Financial Corp.
1.83% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	1,200,000	1,199,622
2.17% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	150,000	150,689
2.33% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	100,000	100,465

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.6% (continued)
Financial - 14.5% (continued)
Goldman Sachs Group, Inc.
3.23% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	800,000	$828,032
2.79% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	300,000	305,681
2.58% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	300,000	300,894
Citigroup, Inc.
2.68% (3 Month USD LIBOR + 1.31%) due 10/26/20[2]	1,200,000	1,224,967
3.07% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	200,000	204,728
Sumitomo Mitsui Trust Bank Ltd.
2.26% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	1,300,000	1,311,025
2.05% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	100,000	99,972
Credit Agricole S.A.
2.51% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	1,350,000	1,369,200
Morgan Stanley
2.75% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	1,300,000	1,314,722
Royal Bank of Canada
2.01% (3 Month USD LIBOR + 0.71%) due 04/15/19[2]	1,300,000	1,308,404
Fifth Third Bank
2.35% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	1,300,000	1,305,420
Santander UK plc
3.05% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	1,200,000	1,217,849
Sumitomo Mitsui Financial Group, Inc.
2.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	1,100,000	1,118,829
Australia & New Zealand Banking Group Ltd.
2.47% (3 Month USD LIBOR + .99%) due 06/01/21[2,3]	1,100,000	1,117,410
UBS AG
1.96% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	1,101,589
Mizuho Financial Group, Inc.
2.70% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	650,000	660,576
Mitsubishi UFJ Financial Group, Inc.
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	600,000	624,180
Total Financial		23,154,974
Consumer, Non-cyclical - 1.1%
Allergan Funding SCS
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	750,000	760,858
HRG Group, Inc.
7.88% due 07/15/19	650,000	651,300
HCA, Inc.
4.25% due 10/15/19	200,000	204,250

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 16.6% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	150,000	$150,377
Total Consumer, Non-cyclical		1,766,785
Energy - 0.5%
Equities Corp.
2.10% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	750,000	751,590
Communications - 0.3%
Anixter, Inc.
5.63% due 05/01/19	350,000	360,937
Discovery Communications LLC
2.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	100,000	100,553
Total Communications		461,490
Industrial - 0.2%
Reynolds Group Issuer, Inc.
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	350,000	355,250
Total Corporate Bonds
(Cost $26,431,713)		26,490,089
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9%
Residential Mortgage Backed Securities - 9.5%
CSMC Series
2014-7R, 1.48% (WAC) due 10/27/36[2,3]	1,388,266	1,372,117
2014-7R, 1.49% (WAC) due 12/27/37[2,3]	1,332,289	1,307,725
2014-2R, 1.53% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	1,133,032	1,067,424
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	1,265,915	1,261,179
2006-NC1, 1.70% (1 Month USD LIBOR + 0.15%) due 05/25/36[2]	218,887	216,145
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[2]	1,452,759	1,415,632
GSAMP Trust
2005-HE6, 1.99% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,236,808	1,240,372
Structured Asset Investment Loan Trust
2005-2, 2.29% (1 Month USD LIBOR + 0.74%) due 03/25/35[2]	584,283	585,180

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Residential Mortgage Backed Securities - 9.5% (continued)
2005-1, 2.27% (1 Month USD LIBOR + 0.72%) due 02/25/35[2,3]	563,509	$562,263
Encore Credit Receivables Trust
2005-4, 1.99% (1 Month USD LIBOR + 0.44%) due 01/25/36[2]	1,100,000	1,094,278
CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	824,831	828,909
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[2,3]	249,818	251,348
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	1,122,721	1,056,036
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.50% (1 Month USD LIBOR + 1.95%) due 08/25/28[2]	445,563	449,028
2016-C02, 3.70% (1 Month USD LIBOR + 2.15%) due 09/25/28[2]	438,574	442,895
GSMSC Resecuritization Trust
2014-3R, 1.51% (1 Month USD LIBOR + 0.18%) due 11/26/36[2,3]	540,357	535,986
Ellington Loan Acquisition Trust
2007-2, 2.50% (1 Month USD LIBOR + 0.95%) due 05/25/37[2,3]	418,067	418,753
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	416,333	416,458
New Century Home Equity Loan Trust Series
2005-C, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[2]	263,606	262,703
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	252,099	252,663

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.9% (continued)
Residential Mortgage Backed Securities - 9.5% (continued)
Accredited Mortgage Loan Trust
2007-1, 1.68% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	119,519	$118,909
Total Residential Mortgage Backed Securities		15,156,003
Commercial Mortgage Backed Securities - 2.4%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.23% (1 Month USD LIBOR + 0.75%) due 12/15/22[2,3]	1,500,000	1,500,000
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR + 0.85%) due 05/08/30[2,3]	1,300,000	1,301,624
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.58% (1 Month USD LIBOR + 2.10%) due 07/15/31[2,3]	1,000,000	993,207
Total Commercial Mortgage Backed Securities		3,794,831
Total Collateralized Mortgage Obligations
(Cost $18,732,932)		18,950,834

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 1.6%
Technology - 0.8%
Ciena Corp.
4.00% (1 Month USD LIBOR + 2.50%) due 01/28/22	794,000	795,985
First Data Corp.
3.80% (1 Month USD LIBOR + 2.25%) due 04/26/24	581,671	581,776
Total Technology		1,377,761
Communications - 0.4%
Sprint Communications, Inc.
4.13% (1 Month USD LIBOR + 2.50%) due 02/02/24	645,125	644,641
Financial - 0.4%
Fly Leasing Ltd.
3.40% (3 Month USD LIBOR + 2.00%) due 02/09/23	602,423	602,423
Total Senior Floating Rate Interests
(Cost $2,616,954)		2,624,825
FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank[4]
1.25% due 01/03/18[5,6]	2,000,000	1,999,861
Total Federal Agency Discount Notes
(Cost $1,999,861)		1,999,861
Total Investments - 99.9%
(Cost $158,710,676)		$159,659,004
Other Assets & Liabilities, net - 0.1%		123,197
Total Net Assets - 100.0%		$159,782,201
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/(Depreciation)
Barclays	25,200,000	MXN	1/4/2018	$1,404,134	$1,281,455	$122,679
Morgan Stanley	106,000,000	JPY	2/13/2018	951,125	942,663	8,462
Goldman Sachs	83,000	EUR	1/19/2018	98,250	99,695	(1,445)
Goldman Sachs	2,500,000	SEK	1/17/2018	299,350	305,089	(5,739)
Goldman Sachs	215,000,000	JPY	1/22/2018	1,899,151	1,909,924	(10,773)
Morgan Stanley	4,420,000	DKK	3/1/2018	700,104	715,008	(14,904)
Goldman Sachs	1,030,000	GBP	1/8/2018	1,374,703	1,390,834	(16,131)
Goldman Sachs	10,000,000	SEK	2/21/2018	1,205,445	1,223,173	(17,728)
Morgan Stanley	1,970,000	EUR	1/31/2018	2,349,875	2,368,301	(18,426)
Bank of America	1,500,000	EUR	1/24/2018	1,781,010	1,802,366	(21,356)
Morgan Stanley	1,270,000	EUR	1/10/2018	1,502,423	1,524,465	(22,042)
Bank of America	1,270,000	EUR	1/31/2018	1,503,185	1,526,773	(23,588)
Barclays	290,000,000	HUF	2/21/2018	1,096,450	1,124,434	(27,984)
Morgan Stanley	1,355,000	EUR	3/9/2018	1,603,405	1,632,424	(29,019)
Goldman Sachs	2,545,000	GBP	1/30/2018	3,405,493	3,439,575	(34,082)
Morgan Stanley	1,950,000	EUR	1/19/2018	2,301,487	2,342,232	(40,745)
Goldman Sachs	2,500,000	EUR	1/19/2018	2,953,700	3,002,862	(49,162)
Bank of America	533,300,000	HUF	2/7/2018	2,005,264	2,066,138	(60,874)
						$(262,857)
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Goldman Sachs	25,200,000	MXN	1/4/2018	$1,363,341	$1,281,455	$(81,886)
$(81,886)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of December 31, 2017.
2
Variable rate security.  Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $99,055,662 (cost $98,751,971), or 62.0% of total net assets.

4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Rate indicated is the effective yield at the time of purchase.
6	Zero coupon rate security.
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$—	$79,485,185	$—	$—	$79,485,185
Collateralized Mortgage Obligations	—	—	18,950,834	—	—	18,950,834
Corporate Bonds	—	—	26,490,089	—	—	26,490,089
Forward Foreign Currency Exchange Contracts	—	—	—	131,141	—	131,141
Federal Agency Discount Notes	—	—	1,999,861	—	—	1,999,861
Foreign Government Debt	—	—	23,935,268	—	3,435,780	27,371,048
Money Market Fund	2,737,162	—	—	—	—	2,737,162
Senior Floating Rate Interests	—	—	2,624,825	—	—	2,624,825
Total Assets	$2,737,162	$—	$153,486,062	$131,141	$3,435,780	$159,790,145

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$475,884	$—	$475,884
Total Liabilities	$—	$—	$—	$475,884	$—	$475,884
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy

Category	Ending Balance at December 31, 2017	Valuation Technique	Unobservable Inputs	Input Values	Weighted Average
Assets:
Foreign Government Debt	$3,435,780	Option Adjusted Spread off prior month end broker mark	Indicative Quote	─	─
Total	$3,435,780

Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are eff ective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2017:

Foreign Government Debt
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
Assets:
Beginning Balance	$-
Purchases	3,407,234
Sales, maturities and paydowns	-
Total realized gains or losses included in earnings	-
Total change in unrealized gains or losses included in earnings	28,546
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3,435,780
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$28,546

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At December 30, 2017, the Trust consisted of four Funds.

This report covers Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, Guggenheim Variable Insurance Strategy Fund III (the "Funds"), each a diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments ("GI"), provides advisory services. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale prices as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale price on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies (“mutual funds”) are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs) are value at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offeredby one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2017.

2. Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize and derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may use derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim Strategy Fund I	$407,459,656	$3,188,769	$(1,520,490)	$1,668,279
Guggenheim Strategy Fund II	494,102,651	4,042,508	(2,099,264)	1,943,244
Guggenheim Strategy Fund III	396,270,942	2,784,884	(1,642,863)	1,142,021
Guggenheim Variable Insurance Strategy Fund III	158,710,676	1,161,384	(557,799)	603,585

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:       /s/ Amy J. Lee
Name:  Amy J. Lee
Title:   President, Chief Executive Officer and Chief Legal Officer
Date:   February 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:        /s/ Amy J. Lee
Name:  Amy J. Lee
Title:    President, Chief Executive Officer and Chief Legal Officer
Date:   February 28, 2018
By:        /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:    February 28, 2018